Balance Sheet (Parentheticals) (FY) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Apr. 30, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	18,975,000	18,975,000
Redemption value (in Dollars per share)	$ 10.16	$ 10.1
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,193,750	5,193,750
Common stock, shares outstanding	5,193,750	5,193,750